UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 2007

Check here if Amendment [ ]; Amendment     Number:
                                                   ---
This Amendment (Check only one.):          [ ]is a restatement.
                                           [ ]adds new holdings entries.
Institutional Investment Manager Filing    this Report:

Name:      Towle & Co.
          ----------------------------------------------------------------------
Address:   1610 Des Peres Road, Suite 250
          ----------------------------------------------------------------------
           St. Louis, MO 63131
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter J. Lewis, CFA
        ---------------------------------
Title:   Director of Research
        ---------------------------------
Phone:   314-822-0204
        ---------------------------------

Signature, Place, and Date of Signing:

 Peter J. Lewis                  St. Louis, MO               05/02/07
-------------------------       -------------------        --------------
 [Signature]                     [City, State]               [Date]

Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

     [ ]13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         None
                                          --------------------------------------

Form 13F Information Table Entry Total:    58
                                          --------------------------------------

Form 13F Information Table Value Total:    $337,038
                                          --------------------------------------
                                           (thousands)

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ -------
Advantage Energy Inc.          Common Stock     00762L101      462   45000 SH       Sole    None       45000      -       -
Alpha Natural Resources Inc    Common Stock     02076X102     8777  561600 SH       Sole    None      294600      -  267000
AmeriServ Financial Inc        Common Stock     03074A102     4372  912803 SH       Sole    None      483800      -  429003
Arkansas Best Corp             Common Stock     040790107     6659  187322 SH       Sole    None       98450      -   88872
ArvinMeritor Inc               Common Stock     043353101    11260  617000 SH       Sole    None      323500      -  293500
Beazer Homes USA Inc           Common Stock     07556Q105     7545  259909 SH       Sole    None      137200      -  122709
Canetic Energy Tr              Foreign Unit     137513107      518   40000 SH       Sole    None       40000      -       -
Catalyst Semiconductor Inc.    Common Stock     148881105      363  100000 SH       Sole    None      100000      -       -
Celestica Inc                  Common Stock     15101Q108     8659 1412600 SH       Sole    None      741500      -  671100
Chiquita Brands Intl Inc       Common Stock     170032809     9818  700300 SH       Sole    None      367800      -  332500
CNA Financial Corp             Common Stock     126117100     8734  202700 SH       Sole    None      106850      -   95850
ConocoPhillips                 Common Stock     20825C104     4972   72750 SH       Sole    None       38000      -   34750
Covenant Transport Inc         Common Stock     22284P105     4667  423590 SH       Sole    None      228100      -  195490
Excel Maritime Carriers Ltd    Common Stock     V3267N107     9957  577900 SH       Sole    None      303300      -  274600
Flexsteel Industries Inc       Common Stock     339382103     4998  325839 SH       Sole    None      169521      -  156318
Ford Motor Co                  Common Stock     345370860     4804  608900 SH       Sole    None      317900      -  291000
Furniture Brands Intl Inc      Common Stock     360921100     9396  595500 SH       Sole    None      313200      -  282300
Hess Corporation               Common Stock     42809H107     9684  174595 SH       Sole    None       92025      -   82570
Hovnanian Enterprises Inc      Common Stock     442487203     7291  289800 SH       Sole    None      150400      -  139400
Infocus Corporation            Common Stock     45665B106      280  100000 SH       Sole    None      100000      -       -
Integrated Silicon Solutions   Common Stock     45812P107      389   70000 SH       Sole    None       70000      -       -
INTL Coal Grp                  Common Stock     45928H106      525  100000 SH       Sole    None      100000      -       -
Kellwood Co                    Common Stock     488044108     6141  209400 SH       Sole    None      110050      -   99350
Korea Electric Power Corp      Sponsored ADR    500631106     9054  452700 SH       Sole    None      241500      -  211200
LandAmerica Financial Group    Common Stock     514936103     9501  128555 SH       Sole    None       67950      -   60605
Leadis Technology, Inc.        Common Stock     52171N103      400  100000 SH       Sole    None      100000      -       -
Lear Corp                      Common Stock     521865105    13026  356800 SH       Sole    None      186400      -  170400
M/I Homes Inc                  Common Stock     55305B101     9684  364780 SH       Sole    None      190650      -  174130
Max Worldwide, Inc             Common Stock     577940109       62  155000 SH       Sole    None      155000      -       -
Motive, Inc.                   Common Stock     61980V107      556  156800 SH       Sole    None      156800      -       -
Nash-Finch Co                  Common Stock     631158102    12054  349820 SH       Sole    None      183550      -  166270
Natuzzi Spa                    Sponsored ADR    63905A101     2173  266000 SH       Sole    None      137500      -  128500
Navistar International Corp    Common Stock     63934E108    20383  445550 SH       Sole    None      233950      -  211600
Newpark Resources Inc          Common Stock     651718504     7521 1066900 SH       Sole    None      557200      -  509700
Optical Communication          Common Stock     68382T101      335  250000 SH       Sole    None      250000      -       -
Products, Inc.
Peak International Ltd         Common Stock     G69586108      552  200000 SH       Sole    None      200000      -       -
Pengrowth Energy Trust         Foreign Unit     706902509      506   30000 SH       Sole    None       30000      -       -
PMA Capital Corp               Common Stock     693419202     6662  709581 SH       Sole    None      373643      -  335938
PolyOne Corporation            Common Stock     73179P106     4093  671100 SH       Sole    None      379344      -  291756
Proliance International Inc    Common Stock     74340R104     4190 1108600 SH       Sole    None      587700      -  520900
Quaker Fabric Corp             Common Stock     747399103     1524 1291776 SH       Sole    None      680437      -  611339
Quanta Capital Holdings Ltd    Common Stock     G7313F106     2105 1007600 SH       Sole    None      515700      -  491900
Ryerson Inc                    Common Stock     78375P107    25717  649094 SH       Sole    None      342600      -  306494
Sanmina-SCI Corp               Common Stock     800907107     5767 1593300 SH       Sole    None      863800      -  729500
Selectica, Inc                 Common Stock     816288104      291  150000 SH       Sole    None      150000      -       -
Spansion Inc                   Common Stock     84649R101      365   30000 SH       Sole    None       30000      -       -
Steel Technologies Inc         Common Stock     858147101    13286  449176 SH       Sole    None      234000      -  215176
Stewart Info. Services Corp    Common Stock     860372101     7367  176300 SH       Sole    None       92500      -   83800
Sypris Solutions Inc.          Common Stock     871655106      452   70000 SH       Sole    None       70000      -       -
Tecumseh Products Co           Common Stock     878895200     2507  248980 SH       Sole    None      129950      -  119030
Tesoro Corp                    Common Stock     881609101    12239  121874 SH       Sole    None       63850      -   58024
Top Tankers Inc (Greece)       Common Stock     Y8897Y107      372   80000 SH       Sole    None       80000      -       -
True Energy Trust              Foreign Unit     897839106      507  100000 SH       Sole    None      100000      -       -
Unifi Inc                      Common Stock     904677101     6613 2296300 SH       Sole    None     1195000      - 1101300
Union Drilling, Inc            Common Stock     90653P105     5786  407500 SH       Sole    None      208500      -  199000
Valero Energy Corp             Common Stock     91913Y100     8773  136050 SH       Sole    None       71800      -   64250
Virco Mfg Corp                 Common Stock     927651109     3830  567504 SH       Sole    None      295260      -  272244
YRC Worldwide Inc              Common Stock     984249102     8488  211050 SH       Sole    None      111050      -  100000